Other Income and Expenses Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Income And Expenses [Line Items]
Long-term liability related to public funding	$ 42	$ 47
Grant receivables (current and non-current)	206
Other Current Assets [Member]
Other Income And Expenses [Line Items]
Grant receivables, current	$ 105